Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,887,306,653	$ 1,898,351,483
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,778,192,063	$ 1,819,996,014
Percentage of maximum exposure to credit risk	94.22%	95.87%
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 89,121,202	$ 62,747,213
Percentage of maximum exposure to credit risk	4.72%	3.31%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 19,993,388	$ 15,608,256
Percentage of maximum exposure to credit risk	1.06%	0.82%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,817,958,482	$ 1,847,396,326
Percentage of maximum exposure to credit risk	96.32%	97.32%
Performing [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,768,631,793	$ 1,808,202,524
Performing [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	49,326,689	39,193,802
Performing [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,674,299,494	$ 1,689,602,520
Percentage of maximum exposure to credit risk	88.70%	89.01%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 1,656,677,021	$ 1,681,921,508
Performing [member] | High grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	17,622,473	7,681,012
Performing [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 85,416,048	$ 84,076,102
Percentage of maximum exposure to credit risk	4.53%	4.43%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 74,319,390	$ 74,589,458
Performing [member] | Standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	11,096,658	9,486,644
Performing [member] | Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 58,242,940	$ 73,717,704
Percentage of maximum exposure to credit risk	3.09%	3.88%
Performing [member] | Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub- standard grade [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 37,635,382	$ 51,691,558
Performing [member] | Sub- standard grade [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,607,558	22,026,146
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 49,354,783	$ 35,346,901
Percentage of maximum exposure to credit risk	2.62%	1.86%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 9,560,270	$ 11,793,490
Past due but not impaired [member] | Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	39,794,513	23,553,411
Non-performing (Impaired) [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk		15,608,256
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 19,993,388	$ 15,608,256
Percentage of maximum exposure to credit risk	1.06%	0.82%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 19,993,388